Share-Based Payment in a Consolidated Subsidiary - Schedule of Movements in Options Awarded (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Schedule of Movements in Options Awarded [Abstract]
No. of options, Outstanding at beginning of year | shares	1,096,652	114,645
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.97	$ 3.73
No. of options, Granted during the year | shares	100,520	982,007
Weighted Average Exercise Price, Granted during the year | $ / shares	$ 4	$ 1.76
No. of options, Expired and/or forfeited during the year | shares	(13,233)
Weighted Average Exercise Price, Expired and/or forfeited during the year | $ / shares	$ 1.59
No. of options, Outstanding at ending of year | shares	1,183,939	1,096,652
Weighted Average Exercise Price, Outstanding at ending of year | $ / shares	$ 2.14	$ 1.97
No. of options, Exercisable at the end of the year | shares	714,778	543,688
Weighted Average Exercise Price, Exercisable at the end of the year | $ / shares	$ 1.99	$ 2.01